Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Contingent Consideration - Logitel - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 0	$ 0	$ 0	$ (14,830)
Gain included in Other expense - net	0	0	0	14,830
Balance at end of period	$ 0	$ 0	$ 0	$ 0